INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
INVESTMENTS
5	INVESTMENTS

Investment in Frictionless Financial Technologies Inc.

On June 22, 2021, the Company entered into a Stock Purchase Agreement (the “SPA”) with Frictionless, to purchase 150 common shares for gross proceeds of $500,000, representing 10.0% of the outstanding common shares. In terms of the SPA, Frictionless agreed to deliver to the Company on or before August 30, 2021, a live fully compliant financial payment software as a service solution for use by the Company as a digital payment platform that enables payments within the United States and abroad, including Mexico, together with a service agreement providing a full suite of product services to facilitate to Company’s product offerings. The Company’s IPSIPay app is the digital payment platform developed by Frictionless for the Company, and currently Frictionless provides back-end technical services to the Company relating to IPSIPay.

The Company has undertaken to issue Frictionless a non-restricted, non-dilutable 5 year warrant to purchase 30,000,000 shares of Common Stock at an exercise price of $0.15 per share, upon delivery of the financial payment software. Frictionless has delivered the IPSIPay-related software and the warrants will be issued in accordance with the agreement.

The Company has the right to appoint, and has appointed, one member to the board of directors of Frictionless, which appointee will remain on the board as long as the Company is the holder of the Frictionless common stock.

The Company has an irrevocable right to acquire up to an additional 41% of the outstanding common stock of Frictionless at a purchase price of $300,000 for each 1% acquired.

The shares in Frictionless are unlisted as of September 30, 2022.

Investment in Vivi Holdings, Inc.

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation, together with its 99.9% ownership interest of Qpagos Corporation’s two Mexican entities: Qpagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.

As consideration for the disposal, Vivi issued an aggregate of 2,250,000 Vivi Shares as follows: 2,047,500  Vivi Shares to the Company; 56,250 Vivi Shares to the Company’s designee, Mr. Andrey Novikov; 33,750 Vivi Shares to the Company’s designee, the Joseph W. & Patricia G. Abrams Family Trust; and 112,500 Vivi Shares to the Company’s designee, Mr. Gaston Pereira.

Due to the lack of available information, the Vivi Shares were valued by a modified market method, whereby the value of the assets disposed of were determined by management using the enterprise value of the entire Company less the liabilities and assets retained by the Company.

As of September 30, 2022 and December 31, 2021, the Company maintained the impairment of the carrying value of the investment in Vivi Holdings based on no activity by Vivi’s management for its proposed initial public offering and fund raising activities. The total impairment as of September 30, 2022 and December 31, 2021 was $1,019,960.

The shares in Vivi Holdings are unlisted as of September 30, 2022.

	September 30, 2022	December 31, 2021
Investment in Frictionless Financial Technologies, Inc.	$500,000	$500,000
Investment in Vivi Holdings, Inc.	1	1
	$500,001	$500,001

5	INVESTMENTS

Investment in Frictionless Financial Technologies Inc.

On June 22, 2021, the Company entered into a Stock Purchase Agreement (the “SPA”) with Frictionless, to purchase 150 common shares for gross proceeds of $500,000, representing 10.0% of the outstanding common shares. In terms of the SPA, Frictionless agreed to deliver to the Company on or before August 30, 2021, a live fully compliant financial payment Software as a Service solution for use by the Company as a digital payment platform that enables payments within the United states and abroad, including Mexico, together with a service agreement providing a full suite of product services to facilitate to Company’s anticipated product offerings.

The company has undertaken to issue Frictionless a non-restricted, non-dilutable 5 year warrant to purchase 30,000,000 shares of common stock in the Company at an exercise price of $0.15 per share, upon delivery of the financial payment software. Frictionless delivered the software subsequent to year end and the warrants will be issued in accordance with the agreement.

The Company has the right to appoint and has appointed, one member to the board of directors of Frictionless, which appointee will remain on the board as long as the Company is the holder of the Frictionless common stock.

The Company has an irrevocable right to acquire up to an additional 41% of the outstanding common stock of Frictionless at a purchase price of $300,000 for each 1% acquired.

The shares in Frictionless are unlisted as of December 31, 2021.

Investment in Vivi Holdings, Inc.

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp, together with its 99.9% ownership interest of Qpagos Corporations’ two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.

As consideration for the disposal Vivi issued an aggregate of 2,250,000 Shares of its common stock as follows: 2,047,500 Shares to the Company; 56,250 Shares to the Company’s designee, Mr. Andrey Novikov; 33,750 Shares to the Company’s designee, the Joseph W. & Patricia G. Abrams Family Trust; and 112,500 Shares to the Company’s designee, Mr. Gaston Pereira.

Due to the lack of available information, the Vivi Shares were valued by a modified market method, whereby the value of the assets disposed of were determined by management using the enterprise value of the entire Company less the liabilities and assets retained by the Company.

As of December 31, 2021 and 2020, the Company impaired the carrying value of the investment in Vivi Holdings, Inc by $0 and $1,019,960, respectively, based on Vivi’s indicated timeline for its proposed IPO and fund raising activities, largely impacted by the COVID-19 pandemic. The total impairment as of December 31, 2021 and 2020 was $1,019,960.

The shares in Vivi Holdings, Inc., are unlisted as of December 31, 2021.

	December 31, 2021	December 31, 2020
Investment in Frictionless Financial Technologies, Inc.	$500,000	$-
Investment in Vivi Holdings, Inc.	1	1
	$500,001	$1